Fair Value Measurements (Contingent Purchase Price Consideration, Measured at Estimated Fair Value on Recurring Basis) (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash equivalents	$ 23,400
Liabilities:
Warrants potentially settleable in cash	5,383	$ 48,965
Unobservable Inputs (Level 3) [Member]
Liabilities:
Contingent purchase price consideration	6,651	6,821	$ 7,142
Fair Value, Measurements, Recurring [Member]
Assets:
Cash equivalents	19,477	42,349
Total assets	19,477	42,349
Liabilities:
Warrants potentially settleable in cash	5,383	48,965
Contingent purchase price consideration	6,651	6,821
Total liabilities	12,034	55,786
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Cash equivalents	19,477	42,349
Total assets	19,477	42,349
Liabilities:
Warrants potentially settleable in cash	0	0
Contingent purchase price consideration	0	0
Total liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash equivalents	0	0
Total assets	0	0
Liabilities:
Warrants potentially settleable in cash	5,383	48,965
Contingent purchase price consideration	0	0
Total liabilities	5,383	48,965
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member]
Assets:
Cash equivalents	0	0
Total assets	0	0
Liabilities:
Warrants potentially settleable in cash	0	0
Contingent purchase price consideration	6,651	6,821
Total liabilities	$ 6,651	$ 6,821